Short-Term Borrowings and Long-Term Loan (Summary of Bank Loans) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 20, 2009 CNY (¥)	Nov. 20, 2009 USD ($)
Short-term Debt [Line Items]
Short-term Debt	¥ 60,000	$ 8,642
Long-term loans	63,300	9,117	6,650
Less: amounts classified as short-term loan	(60,000)	(8,642)
Less: long-term loan, current portion;	(3,300)	(475)	(3,350)
Long-term loan			3,300
Bank of SPD [Member]
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	5.22%	5.22%
Short-term Debt	¥ 15,000	$ 2,160
Less: amounts classified as short-term loan	¥ (15,000)	$ (2,160)
Bank of Weifang [Member] | - July 15, 2016 to July 15, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 19,500	$ 2,809	0
Less: amounts classified as short-term loan	¥ (19,500)	$ (2,809)	0
Bank of Weifang [Member] | - July 15, 2016 to July 15, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 15,000	$ 2,160	0
Less: amounts classified as short-term loan	¥ (15,000)	$ (2,160)	0
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 6,400	$ 922	0
Less: amounts classified as short-term loan	¥ (6,400)	$ (922)	0
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 1,800	$ 259	0
Less: amounts classified as short-term loan	¥ (1,800)	$ (259)	0
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 2,300	$ 331	0
Less: amounts classified as short-term loan	¥ (2,300)	$ (331)	0
Weifang Dongfang State-Owned Assets Management Co Ltd [Member] | October 19, 2009 to October 18, 2017 [Member]
Short-term Debt [Line Items]
Long-Term Loan , Fixed Interest Rate	4.41%	4.41%
Long-term loans	¥ 3,300	$ 475	¥ 6,650	¥ 10,000	$ 1,612